Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of premises and equipment
Total, premises and equipment	$ 59,353	$ 58,753
Less accumulated depreciation	23,831	22,364
Premises and equipment, net	35,522	36,389
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	9,952	10,165
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,657	35,588
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	13,473	12,906
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 271	$ 94